Business Overview and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Reclassification of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income (Loss)—The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.

	Foreign currency translation adjustments	Pension & post- retirement plan benefit adjustments (b)	Total
For the Three Months Ended March 31, 2017:
Balance, December 31, 2016	$(72.6)	$(73.2)	$(145.8)
Other comprehensive income (loss) before reclassifications, net of income taxes	43.6	—	43.6
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	1.1 (a)	1.1
Income tax impact	—	(0.3)	(0.3)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	0.8	0.8

Net current period other comprehensive income (loss), net of income taxes	43.6	0.8	44.4

Balance, March 31, 2017	$(29.0)	$(72.4)	$(101.4)

For the Three Months Ended April 1, 2016:
Balance, December 31, 2015	$51.2	$(65.6)	$(14.4)
Other comprehensive income (loss) before reclassifications, net of income taxes	22.1	—	22.1
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	1.3 (a)	1.3
Income tax impact	—	(0.3)	(0.3)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	1.0	1.0

Net current period other comprehensive income (loss), net of income taxes	22.1	1.0	23.1

Balance, April 1, 2016	$73.3	$(64.6)	$8.7

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 6 for additional details).
(b)	Includes balances relating to non-U.S. employee defined benefit plans, supplemental executive retirement plans and other postretirement employee benefit plans.

Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.

	Foreign currency translation adjustments	Pension & post- retirement plan benefit adjustments (b)	Total
Balance, January 1, 2014	$337.3	$(64.5)	$272.8
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(154.4)	(30.4)	(184.8)
Income tax impact	—	8.1	8.1

Other comprehensive income (loss) before reclassifications, net of income taxes	(154.4)	(22.3)	(176.7)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	4.5 (a)	4.5
Income tax impact	—	(1.1)	(1.1)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	3.4	3.4

Net current period other comprehensive income (loss):	(154.4)	(18.9)	(173.3)

Balance, December 31, 2014	182.9	(83.4)	99.5
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(131.7)	17.6	(114.1)
Income tax impact	—	(5.0)	(5.0)

Other comprehensive income (loss) before reclassifications, net of income taxes	(131.7)	12.6	(119.1)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	6.9 (a)	6.9
Income tax impact	—	(1.7)	(1.7)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	5.2	5.2

Net current period other comprehensive income (loss)	(131.7)	17.8	(113.9)

Balance, December 31, 2015	51.2	(65.6)	(14.4)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(123.8)	(13.8)	(137.6)
Income tax impact	—	2.0	2.0

Other comprehensive income (loss) before reclassifications, net of income taxes	(123.8)	(11.8)	(135.6)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	5.5 (a)	5.5
Income tax impact	—	(1.3)	(1.3)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	4.2	4.2

Net current period other comprehensive income (loss):	(123.8)	(7.6)	(131.4)

Balance, December 31, 2016	$(72.6)	$(73.2)	$(145.8)

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 11 for additional details).
(b)	Includes balances relating to non-U.S. employee defined benefit plans, supplemental executive retirement plans and other postretirement employee benefit plans.